Organization and Principal Activities (Details)	1 Months Ended						12 Months Ended
	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 20, 2019 USD ($) shares	Dec. 20, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2019
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage			65.0177%	65.0177%
Lixin Cayman [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage					1.00%	1.00%
Business acquisition cash consideration					$ 427,318	¥ 2,858,600
Convertible Preferred Stock [Member]
Organization and Principal Activities (Details) [Line Items]
Issuance of shares			291,795,150	291,795,150
Lixin Cayman [Member]
Organization and Principal Activities (Details) [Line Items]
Share purchase agreement, description							On June 13, 2019 and August 23, 2019, the Company entered into a share purchase agreement (“SPA”) and a supplementary to the SPA with Lixin Cayman and certain shareholders of Lixin Cayman., pursuant to which the Company would acquire 65.0177% equity interests in Lixin Cayman and its subsidiaries at a consideration of approximately $39.38 million (RMB 276.00 million).
Issuance of consideration of preferred shares			$ 31,090,000	¥ 217,880,000
Feng Hui [Member]
Organization and Principal Activities (Details) [Line Items]
Agreement, description							On July 31, 2019 and November 22, 2019, the Company entered into a framework agreement (the “Agreement”) and a supplementary to the Agreement with Zhejiang Zhongfeng Investment Management Co., Ltd. (“Zhongfeng”, or the “Purchaser”), pursuant to which Zhongfeng will either acquire a 100% equity interest in Feng Hui, a variable interest entity of the Company, or enter into a series of agreements to become primary beneficiary of Feng Hui. Feng Hui primarily provides loan facilitation services to micro, small and medium sized enterprises in the Xinjiang Uygur Autonomous Region. On November 22, 2019, the disposition transaction was closed at a consideration of approximately $1.44 million (RMB 10 million) upon the Company received a deposit of $504,713 (RMB 3.5 million) and transferred control over Feng Hui to Zhongfeng. On April 30, 2020, the Company subsequently received additional $0.43 million (RMB 3.0 million) from Zhongfeng. Upon closing of the disposition on November 22, 2019, the Company released all equity interests to Feng Hui’s shareholders and those interests were transferred to Zhongfeng through Feng Hui’s shareholders. Zhongfeng assumed all assets and obligations of Feng Hui. Upon the closing of the transaction, the Company does not bear any contractual commitment or obligation to the microcredit business or the employees of Feng Hui, nor to the Purchaser. As of December 31, 2019, the Company was mainly engaged in management and assessment services for factoring business through Zeshi, loan business through Zhiyuan, the factoring company, and financial guarantee services, and financial consulting services through Lixin Cayman and its subsidiaries. The accompanying consolidated financial statements reflect the activities of the Company and its subsidiaries as follows: Name Background Ownership Adrie Global Holdings Limited (“Adrie”) ● A BVI company ● Incorporated on November 19, 2014 ● A holding company 100% owned by Roan China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”) ● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited 100% owned by Adrie Fortis Health Industrial Group Limited (“FHIG”) ● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company 100% owned by Adrie Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai) ● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company 100% owned by Roan HK Feng Hui Ding Xin (Beijing) Financial Consulting Co., Limited (“Ding Xin”) ● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 20, 2015 ● Registered capital of $1 million with registered capital fully paid-up ● Engaged in the business of financial consulting services 100% owned by Roan HK Ningbo Ding Tai Financial Leasing Co., Limited (“Ding Tai”) ● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services 100% owned by Roan HK Xinjiang Xin Quan Financial Leasing Co., Limited (“Xin Quan”) ● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on January 24, 2017 ● Registered capital of $50 million ● Planning for financial lease services 60% owned by Roan HK Zhiyuan Commercial Factoring (Guangzhou) Co., Limited. (“Zhiyuan”) ● A PRC limited liability company ● Incorporated on November 19, 2018 ● Registered capital of $4,321,434 (RMB 30 million) ● Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management 99% owned by Ding Xin Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Zeshi”) ● A PRC limited liability partnership ● Incorporated on December 21, 2017 ● Acquired on November 29, 2019 ● Registered capital of $7,750,878 (RMB 51 million) ● Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management 98.04% owned by Ding Tai and 1.96% owned by Ding Xin as of December 31, 2019. Ding Xin transferred the 1.96% equity interest to Nibo Zeshi Insurance Technology Co., Ltd. (“Zeshi Insurance”) Lixin Financial Holdings Group Limited (“Lixin Cayman”) ● A Cayman company ● Incorporated on October 25, 2017 ● A holding company 65.0177% owned by Roan Name Background Ownership Lixin Financial Holdings (BVI) Limited (“Lixin BVI”) ● A BVI company ● Incorporated on November 29, 2017 ● A holding company 100% owned by Lixin Cayman Lixin Financial Holdings Group Limited (“Lixin HK”) ● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company 100% owned by Lixin BVI Zhejiang Lixin Enterprise Management Group Go., Ltd. (“Zhejiang Lixin”) ● A PRC limited liability company ● Incorporated on July 3, 2015 ● Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up ● Engaged in financial guarantee services and related assessment and management services 99% owned by Lixin HK and 1% owned by Roan HK Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”) ● A PRC limited liability company ● Incorporated on January 5, 2013 ● Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up ● Engaged in financial guarantee services and related assessment and management services 93.4% owned by Zhejiang Lixin Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”) ● A PRC limited liability company ● Incorporated on March 21, 2017 ● Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up ● Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors 100% owned by Zhejiang Jingyuxin Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”) ● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service 100% owned by LAM
Feng Hui [Member] | Subsequent Event [Member]
Organization and Principal Activities (Details) [Line Items]
Received additional from disposition transaction	$ 430,000	¥ 3,000,000